First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.5%
	Air Freight & Logistics – 1.0%
11,384	CH Robinson Worldwide, Inc.	$922,104
12,726	Expeditors International of Washington, Inc.	1,010,699
		1,932,803
	Banks – 2.1%
10,380	JPMorgan Chase & Co.	1,204,599
56,080	US Bancorp	2,990,186
		4,194,785
	Beverages – 2.4%
28,605	Coca-Cola (The) Co.	1,403,361
25,855	PepsiCo, Inc.	3,310,733
		4,714,094
	Biotechnology – 0.5%
5,143	Amgen, Inc.	922,243
	Building Products – 1.9%
27,082	Allegion PLC	2,687,347
28,254	Johnson Controls International PLC	1,059,525
		3,746,872
	Capital Markets – 3.2%
14,466	CME Group, Inc.	2,587,967
15,737	Intercontinental Exchange, Inc.	1,280,205
13,503	Nasdaq, Inc.	1,244,977
5,501	S&P Global, Inc.	1,213,851
		6,327,000
	Chemicals – 4.1%
15,085	Air Products & Chemicals, Inc.	3,104,342
7,028	Ecolab, Inc.	1,293,714
19,485	International Flavors & Fragrances, Inc.	2,684,838
5,375	Linde PLC	968,898
		8,051,792
	Commercial Services & Supplies – 4.2%
44,184	Republic Services, Inc.	3,659,319
26,663	Rollins, Inc.	1,031,058
32,302	Waste Management, Inc.	3,467,297
		8,157,674
	Containers & Packaging – 1.1%
8,994	Avery Dennison Corp.	995,186
20,460	Ball Corp.	1,226,372
		2,221,558
	Distributors – 1.4%
27,319	Genuine Parts Co.	2,801,290
Shares	Description	Value

	Diversified Telecommunication Services – 1.1%
30,609	AT&T, Inc.	$947,655
19,571	Verizon Communications, Inc.	1,119,265
		2,066,920
	Electric Utilities – 9.5%
33,140	Alliant Energy Corp.	1,565,202
20,856	American Electric Power Co., Inc.	1,784,231
21,039	Duke Energy Corp.	1,917,074
16,829	Entergy Corp.	1,630,730
25,055	Evergy, Inc.	1,448,680
20,003	Eversource Energy	1,433,415
35,351	Exelon Corp.	1,801,133
34,091	FirstEnergy Corp.	1,432,845
6,667	NextEra Energy, Inc.	1,296,331
14,725	Pinnacle West Capital Corp.	1,402,851
26,614	Southern (The) Co.	1,416,397
27,386	Xcel Energy, Inc.	1,547,309
		18,676,198
	Electrical Equipment – 0.5%
11,923	AMETEK, Inc.	1,051,251
	Electronic Equipment, Instruments & Components – 0.5%
9,152	Amphenol Corp., Class A	911,173
	Entertainment – 1.3%
18,602	Walt Disney (The) Co.	2,547,916
	Food & Staples Retailing – 0.7%
12,295	Walmart, Inc.	1,264,418
	Food Products – 1.4%
10,949	Hershey (The) Co.	1,366,983
27,647	Mondelez International, Inc., Class A	1,405,850
		2,772,833
	Gas Utilities – 0.4%
7,707	Atmos Energy Corp.	788,734
	Health Care Equipment & Supplies – 5.7%
13,212	Abbott Laboratories	1,051,147
13,745	Baxter International, Inc.	1,048,744
4,257	Becton Dickinson and Co.	1,024,830
20,220	Danaher Corp.	2,677,937
28,472	Medtronic PLC	2,528,598
5,118	Stryker Corp.	966,841
7,154	Varian Medical Systems, Inc. (a)	974,160
8,120	Zimmer Biomet Holdings, Inc.	1,000,059
		11,272,316

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services – 1.2%
25,077	Quest Diagnostics, Inc.	$2,416,921
	Hotels, Restaurants & Leisure – 2.7%
6,700	McDonald’s Corp.	1,323,719
13,790	Starbucks Corp.	1,071,207
26,979	Yum! Brands, Inc.	2,816,338
		5,211,264
	Household Products – 1.3%
17,610	Colgate-Palmolive Co.	1,281,832
11,824	Procter & Gamble (The) Co.	1,259,019
		2,540,851
	Industrial Conglomerates – 2.5%
4,997	3M Co.	946,981
17,145	Honeywell International, Inc.	2,976,886
2,921	Roper Technologies, Inc.	1,050,684
		4,974,551
	Insurance – 9.0%
60,134	Aflac, Inc.	3,029,551
12,279	Allstate (The) Corp.	1,216,358
17,031	Arthur J. Gallagher & Co.	1,424,132
19,535	Chubb Ltd.	2,836,482
13,990	Cincinnati Financial Corp.	1,345,558
5,114	Everest Re Group Ltd.	1,204,347
24,106	Hartford Financial Services Group (The), Inc.	1,260,985
13,146	Marsh & McLennan Cos., Inc.	1,239,536
13,707	Torchmark Corp.	1,201,556
20,864	Travelers (The) Cos., Inc.	2,999,200
		17,757,705
	IT Services – 7.5%
5,428	Accenture PLC, Class A	991,533
6,218	Automatic Data Processing, Inc.	1,022,177
12,081	Cognizant Technology Solutions Corp., Class A	881,430
8,791	Fidelity National Information Services, Inc.	1,019,141
11,109	Fiserv, Inc. (a)	969,149
5,811	Gartner, Inc. (a)	923,775
6,285	International Business Machines Corp.	881,597
19,525	Jack Henry & Associates, Inc.	2,910,396
14,401	Paychex, Inc.	1,214,148
10,797	Total System Services, Inc.	1,103,885
149,077	Western Union (The) Co.	2,898,057
		14,815,288
	Machinery – 2.2%
6,218	Cummins, Inc.	1,033,991
9,899	Ingersoll-Rand PLC	1,213,716
Shares	Description	Value

	Machinery (Continued)
15,168	PACCAR, Inc.	$1,087,091
26,207	Pentair PLC	1,021,811
		4,356,609
	Media – 0.6%
13,588	Omnicom Group, Inc.	1,087,448
	Multi-Utilities – 6.2%
19,819	Ameren Corp.	1,442,229
47,088	Centerpoint Energy, Inc.	1,459,728
28,058	CMS Energy Corp.	1,558,622
18,820	Consolidated Edison, Inc.	1,621,531
20,398	Dominion Energy, Inc.	1,588,392
13,368	DTE Energy Co.	1,680,491
26,953	Public Service Enterprise Group, Inc.	1,607,747
14,835	WEC Energy Group, Inc.	1,163,509
		12,122,249
	Oil, Gas & Consumable Fuels – 2.1%
8,316	Chevron Corp.	998,419
13,632	Exxon Mobil Corp.	1,094,377
56,350	Kinder Morgan, Inc.	1,119,674
34,954	Williams (The) Cos., Inc.	990,247
		4,202,717
	Pharmaceuticals – 4.4%
8,323	Eli Lilly & Co.	974,124
19,067	Johnson & Johnson	2,692,260
15,998	Merck & Co., Inc.	1,259,203
65,315	Pfizer, Inc.	2,652,442
9,727	Zoetis, Inc.	990,598
		8,568,627
	Professional Services – 2.8%
47,500	IHS Markit Ltd. (a)	2,719,850
19,684	Verisk Analytics, Inc.	2,778,200
		5,498,050
	Software – 2.3%
25,539	Citrix Systems, Inc.	2,578,417
7,601	Microsoft Corp.	992,691
18,439	Oracle Corp.	1,020,230
		4,591,338
	Specialty Retail – 1.9%
13,202	Home Depot (The), Inc.	2,689,247
20,271	TJX (The) Cos., Inc.	1,112,473
		3,801,720
	Water Utilities – 0.8%
14,332	American Water Works Co., Inc.	1,550,579
	Total Common Stocks	177,917,787
	(Cost $164,400,509)

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 9.3%
	Equity Real Estate Investment Trusts – 9.3%
8,415	Alexandria Real Estate Equities, Inc.	$1,198,212
24,886	Apartment Investment & Management Co., Class A	1,228,373
7,602	AvalonBay Communities, Inc.	1,527,470
9,974	Crown Castle International Corp.	1,254,530
37,700	Equity Residential	2,881,034
4,541	Essex Property Trust, Inc.	1,282,832
9,321	Federal Realty Investment Trust	1,247,616
12,039	Mid-America Apartment Communities, Inc.	1,317,187
5,781	Public Storage	1,278,642
17,413	Realty Income Corp.	1,219,084
5,968	SBA Communications Corp. (a)	1,215,861
29,093	UDR, Inc.	1,307,730
17,981	Vornado Realty Trust	1,243,206
	Total Real Estate Investment Trusts	18,201,777
	(Cost $17,372,377)
	Total Investments – 99.8%	196,119,564
	(Cost $181,772,886) (b)
	Net Other Assets and Liabilities – 0.2%	368,309
	Net Assets – 100.0%	$196,487,873

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,385,083 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,038,405. The net unrealized appreciation was $14,346,678.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 177,917,787	$ 177,917,787	$ —	$ —
Real Estate Investment Trusts*	18,201,777	18,201,777	—	—
Total Investments	$ 196,119,564	$ 196,119,564	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 92.3%
	Australia – 7.3%
57,931	Amcor Ltd.	$654,640
7,840	ASX Ltd.	411,747
156,870	Aurizon Holdings Ltd.	526,387
425,284	AusNet Services	532,152
42,491	Brambles Ltd.	360,946
9,600	Commonwealth Bank of Australia	504,316
46,072	Crown Resorts Ltd.	431,639
3,801	Macquarie Group Ltd.	360,931
30,750	National Australia Bank Ltd.	549,517
29,355	Sonic Healthcare Ltd.	530,796
50,332	Suncorp Group Ltd.	470,840
18,431	Wesfarmers Ltd.	467,875
28,381	Woolworths Group Ltd.	637,229
		6,439,015
	Belgium – 1.9%
10,030	Ageas	528,734
8,166	Colruyt S.A.	588,556
5,822	Groupe Bruxelles Lambert S.A.	556,483
		1,673,773
	Bermuda – 1.1%
75,935	CK Infrastructure Holdings Ltd.	616,594
52,400	Hongkong Land Holdings Ltd.	365,228
		981,822
	Cayman Islands – 0.6%
46,704	CK Hutchison Holdings Ltd.	490,568
	Denmark – 1.6%
4,819	Carlsberg A.S., Class B	622,474
4,389	Orsted A.S. (b)	336,018
15,009	Tryg A.S.	458,638
		1,417,130
	France – 8.3%
3,798	Air Liquide S.A.	505,004
19,736	AXA S.A.	525,617
23,721	CNP Assurances	559,779
7,725	Danone S.A.	624,527
5,518	Eiffage S.A.	576,195
23,895	Engie S.A.	353,902
4,738	EssilorLuxottica S.A.	576,584
6,809	Eurazeo SE	534,206
1,341	L’Oreal S.A.	368,646
35,394	Orange S.A.	554,381
2,159	Pernod Ricard S.A.	376,185
6,305	Sanofi	547,985
6,663	TOTAL S.A.	370,261
15,748	Veolia Environnement S.A.	371,982
5,137	Vinci S.A.	518,665
		7,363,919
	Germany – 6.5%
2,035	Allianz SE	490,272
Shares	Description	Value

	Germany (Continued)
5,074	Beiersdorf AG	$554,531
3,345	Deutsche Boerse AG	446,083
30,466	Deutsche Telekom AG	509,621
11,069	Deutsche Wohnen SE	497,469
35,028	E.ON SE	375,902
3,535	Hannover Rueck SE	532,877
3,374	Henkel AG & Co., KGaA	321,474
2,911	Merck KGaA	309,781
2,476	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	619,289
4,297	Siemens AG	514,435
10,910	Vonovia SE	544,164
		5,715,898
	Hong Kong – 3.7%
42,649	CLP Holdings Ltd.	483,585
15,100	Hang Seng Bank Ltd.	396,518
59,219	Henderson Land Development Co., Ltd.	364,608
216,442	Hong Kong & China Gas Co., Ltd.	516,494
74,681	MTR Corp., Ltd.	444,575
616,000	PCCW Ltd.	371,416
98,865	Power Assets Holdings Ltd.	689,363
		3,266,559
	Ireland – 0.4%
2,807	Kerry Group PLC, Class A	314,203
	Israel – 1.1%
69,273	Bank Leumi Le-Israel BM	473,828
3,983	Check Point Software Technologies, Ltd. (c)	480,987
		954,815
	Italy – 2.6%
31,820	Assicurazioni Generali S.p.A.	617,425
79,087	Enel S.p.A.	500,202
19,838	Eni S.p.A.	338,605
76,460	Snam S.p.A.	389,082
80,612	Terna Rete Elettrica Nazionale S.p.A	482,632
		2,327,946
	Japan – 25.7%
14,400	ANA Holdings, Inc.	502,601
11,400	Aozora Bank Ltd.	277,235
9,600	Bridgestone Corp.	379,708
15,400	Canon, Inc.	427,044
1,700	Central Japan Railway Co.	364,662
32,400	Chugoku Electric Power (The) Co., Inc.	385,967
15,400	Dai Nippon Printing Co., Ltd.	364,004
79,300	Daiwa Securities Group, Inc.	366,690
22,200	DeNA Co., Ltd.	345,770
4,700	East Japan Railway Co.	441,541

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
5,600	FUJIFILM Holdings Corp.	$260,608
28,700	Hulic Co., Ltd.	246,821
15,600	Iida Group Holdings Co., Ltd.	263,139
11,000	Japan Airlines Co., Ltd.	368,230
45,200	Japan Post Bank Co., Ltd.	496,248
51,600	Japan Post Holdings Co., Ltd.	575,778
17,000	Japan Tobacco, Inc.	393,124
15,600	Kamigumi Co., Ltd.	371,392
10,000	Keihan Holdings Co., Ltd.	424,166
7,400	Keisei Electric Railway Co., Ltd.	258,414
9,900	Kintetsu Group Holdings Co., Ltd.	438,588
27,800	Kyushu Electric Power Co., Inc.	268,779
9,000	Kyushu Railway Co.	292,473
5,600	Lawson, Inc.	260,909
32,200	Mazda Motor Corp.	380,260
9,000	McDonald’s Holdings Co., Japan Ltd.	416,087
10,600	Mitsubishi Corp.	290,799
10,000	Mitsubishi Heavy Industries Ltd.	414,830
69,000	Mitsubishi UFJ Financial Group, Inc.	340,618
22,700	Mitsui & Co., Ltd.	365,580
349,000	Mizuho Financial Group, Inc.	543,575
14,800	MS&AD Insurance Group Holdings, Inc.	456,774
16,500	Nagoya Railroad Co., Ltd.	445,846
7,000	NEC Corp.	235,334
24,200	NGK Insulators Ltd.	357,151
15,400	Nippon Steel Corp.	273,798
43,200	Nissan Motor Co., Ltd.	346,430
17,600	Nomura Real Estate Holdings, Inc.	372,081
16,900	Odayku Electric Railway Co., Ltd.	396,576
19,000	ORIX Corp.	268,042
20,800	Osaka Gas Co., Ltd.	383,716
63,100	Resona Holdings, Inc.	266,063
6,800	Sankyo Co., Ltd.	267,678
5,600	Secom Co., Ltd.	469,436
27,500	Sekisui House Ltd.	442,390
11,100	Seven & i Holdings Co., Ltd.	384,532
20,700	Sumitomo Corp.	295,369
10,500	Sumitomo Mitsui Financial Group, Inc.	379,016
10,100	Sumitomo Mitsui Trust Holdings, Inc.	350,342
11,400	Sumitomo Realty & Development Co., Ltd.	419,895
21,900	Teijin Ltd.	374,912
14,800	Tobu Railway Co., Ltd.	417,182
27,000	Tohoku Electric Power Co., Inc.	308,308
8,100	Tokio Marine Holdings, Inc.	407,345
15,600	Tokyo Gas Co., Ltd.	395,899
21,800	Tokyu Corp.	354,608
Shares	Description	Value

	Japan (Continued)
20,500	Toppan Printing Co., Ltd.	$331,438
10,800	Toyo Suisan Kaisha Ltd.	410,593
4,400	Toyota Motor Corp.	272,741
5,000	West Japan Railway Co.	370,842
91,900	Yamada Denki Co., Ltd.	434,771
43,800	Yamaguchi Financial Group, Inc.	322,420
		22,737,168
	Jersey – 0.6%
17,410	Experian PLC	505,134
	Netherlands – 2.4%
4,908	Akzo Nobel N.V.	416,714
3,799	Heineken Holding N.V.	385,830
3,570	Heineken N.V.	385,356
8,645	NN Group N.V.	376,407
8,165	Wolters Kluwer N.V.	569,436
		2,133,743
	New Zealand – 0.4%
61,538	Auckland International Airport Ltd.	327,577
	Norway – 0.7%
17,735	Gjensidige Forsikring ASA	344,424
15,800	Telenor ASA	317,192
		661,616
	Singapore – 5.2%
200,500	CapitaLand Ltd.	520,377
18,500	DBS Group Holdings Ltd.	384,255
43,100	Oversea-Chinese Banking Corp., Ltd.	383,435
97,400	SATS Ltd.	374,533
52,900	Singapore Airlines Ltd.	376,496
113,600	Singapore Exchange Ltd.	616,402
185,100	Singapore Technologies Engineering Ltd.	538,928
234,300	Singapore Telecommunications Ltd.	546,085
19,700	United Overseas Bank Ltd.	403,096
156,300	Wilmar International Ltd.	418,302
		4,561,909
	Spain – 5.0%
2,937	Aena SME S.A. (b)	544,686
16,717	Enagas S.A.	476,245
20,311	Endesa S.A.	505,962
22,784	Ferrovial S.A.	561,178
47,177	Iberdrola S.A.	428,495
176,146	Mapfre S.A.	528,487
12,904	Naturgy Energy Group S.A.	366,459
25,372	Red Electrica Corp. S.A.	526,032
57,332	Telefonica S.A.	477,904
		4,415,448

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden – 2.6%
14,171	Assa Abloy AB, Class B	$302,306
15,240	Industrivarden AB, Class C	342,762
10,669	Investor AB, Class B	508,558
18,435	Securitas AB, Class B	322,224
39,435	Svenska Handelsbanken AB, Class A	430,386
99,330	Telia Co., AB	422,959
		2,329,195
	Switzerland – 6.0%
2,491	Baloise Holding AG	426,840
5,036	Nestle S.A.	484,597
7,233	Novartis AG	590,665
473	Partners Group Holding AG	356,322
1,964	Roche Holding AG	517,720
964	Swiss Life Holding AG	453,263
8,513	Swiss Prime Site AG	683,413
6,323	Swiss Re AG	608,502
1,228	Swisscom AG	572,090
1,998	Zurich Insurance Group AG	637,078
		5,330,490
	United Kingdom – 8.6%
12,430	Admiral Group PLC	357,240
3,898	AstraZeneca PLC	291,052
16,735	Bunzl PLC	503,880
7,965	Coca-Cola European Partners PLC	426,844
22,547	Compass Group PLC	512,464
4,717	Croda International PLC	318,682
15,802	Diageo PLC	666,289
112,594	Direct Line Insurance Group PLC	483,633
25,922	GlaxoSmithKline PLC	531,845
60,022	HSBC Holdings PLC	522,130
5,152	InterContinental Hotels Group PLC	333,761
7,815	London Stock Exchange Group PLC	510,965
29,329	National Grid PLC	319,767
16,661	RELX PLC	382,159
66,350	RSA Insurance Group PLC	468,941
16,030	Smith & Nephew PLC	309,471
10,732	Unilever PLC	651,795
		7,590,918
	Total Common Stocks	81,538,846
	(Cost $79,211,530)
REAL ESTATE INVESTMENT TRUSTS (a) – 6.9%
	Australia – 1.5%
39,152	Dexus	345,002
127,344	GPT (The) Group	514,389
232,694	Vicinity Centres	416,656
		1,276,047
Shares	Description	Value

	France – 1.8%
3,765	Covivio	$407,502
3,217	Gecina S.A.	480,250
4,110	ICADE	351,265
10,011	Klepierre S.A.	355,601
		1,594,618
	Singapore – 2.5%
242,400	Ascendas Real Estate Investment Trust	534,667
385,200	CapitaLand Commercial Trust	549,436
325,700	CapitaLand Mall Trust	579,512
404,100	Suntec Real Estate Investment Trust	549,654
		2,213,269
	United Kingdom – 1.1%
41,277	Land Securities Group PLC	496,807
56,480	Segro PLC	499,641
		996,448
	Total Real Estate Investment Trusts	6,080,382
	(Cost $5,784,625)
	Total Investments – 99.2%	87,619,228
	(Cost $84,996,155) (d)
	Net Other Assets and Liabilities – 0.8%	692,908
	Net Assets – 100.0%	$88,312,136

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,212,929 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,589,856. The net unrealized appreciation was $2,623,073.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 81,538,846	$ 81,538,846	$ —	$ —
Real Estate Investment Trusts*	6,080,382	6,080,382	—	—
Total Investments	$ 87,619,228	$ 87,619,228	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
EUR	29.1%
JPY	25.9
GBP	9.9
AUD	8.8
SGD	7.7
CHF	6.1
HKD	5.0
SEK	2.7
DKK	1.6
USD	1.5
NOK	0.8
ILS	0.5
NZD	0.4
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Sector Allocation	% of Total Investments
Financials	26.5%
Industrials	19.5
Real Estate	11.5
Consumer Staples	10.6
Utilities	10.4
Consumer Discretionary	6.3
Communication Services	4.7
Health Care	4.2
Materials	2.9
Energy	1.8
Information Technology	1.6
Total	100.0%

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.4%
	California – 89.0%
$150,000	Alameda CA Corridor Transprtn Auth Ref Subordinate Lien, Ser A	5.00%	10/01/25	$173,220
200,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	234,606
200,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	220,780
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/25	215,728
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	225,218
500,000	CA St Cmnty Clg Fing Auth Clg Hsg Rev Orange Coast Pptys LLC Orange Coast Clg Proj	5.00%	05/01/30	581,465
690,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	722,685
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	262,207
250,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/30	307,622
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj (b)	5.38%	07/01/34	255,915
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (c)	5.38%	07/01/34	264,803
300,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	309,786
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj, Ser A (a)	5.00%	07/01/38	216,202
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	269,877
75,000	CA St Muni Fin Auth Eductnl Rev Ref American Heritage Edu, Ser A	4.00%	06/01/26	78,429
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	179,025
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	269,561
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	232,050
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	293,045
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	130,633
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	523,109
500,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC, West Vlg Student Hsg Proj	5.00%	05/15/27	595,360
500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Waste Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	524,715
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	249,285
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	248,655
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	17,327
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (b)	5.00%	06/01/37	315,243
100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	112,517
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	236,723
300,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA College of the Arts Projs (a)	5.00%	07/01/29	336,693
300,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA College of the Arts Projs (a)	5.25%	07/01/39	327,903
200,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref, Chf Irvine LLC	5.00%	05/15/30	231,090
250,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref, Chf Irvine LLC	5.00%	05/15/35	284,177
100,000	CA St Various Purpose	5.00%	10/01/35	117,453
500,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	558,040
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	339,654
200,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	202,052
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	288,677

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$190,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	$229,655
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	59,401
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	206,565
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	54,308
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr	5.00%	08/15/33	58,334
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	523,822
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	248,499
500,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	544,050
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	179,385
310,000	Fountain Vly CA Public Fing Auth Lease Rev Ref, Ser A	4.00%	11/01/29	346,422
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	165,543
220,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/26	255,484
250,000	Kaweah CA Delta Hlth Care Dist Rev, Ser B	5.00%	06/01/40	273,360
250,000	La Verne CA Cops Ref Brethren Hillcrest Homes	5.00%	05/15/36	260,753
100,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	112,969
25,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.50%	11/15/30	31,917
700,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	819,399
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	11,879
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	112,876
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	276,987
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	114,581
200,000	Morongo Band Of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	217,848
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	297,600
300,000	Oroville CA Rev Oroville Hosp	5.25%	04/01/34	349,998
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	282,302
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge Park Area	5.00%	09/01/25	227,854
300,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	321,003
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	211,511
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	220,070
500,000	Sacramento CA Transient Occupapancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	609,720
10,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	11,745
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	116,175
165,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL-RE	(d)	01/15/29	120,920
150,000	Soledad CA Unif Sch Dist Premium Cabs Ref Bans	(d)	08/01/21	143,486
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	171,449
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	457,320
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	561,910
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	280,162
100,000	W Contra Costa CA Unif Sch Dist Ref, Ser A	5.00%	08/01/31	117,496

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$15,000	Washington Twp CA Hlth Care Dist Ref, Ser Dt	4.00%	08/01/29	$16,802
				20,573,090
	Georgia – 3.1%
200,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.50%	12/01/28	203,446
250,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.75%	12/01/33	253,075
225,000	Marietta GA Dev Auth Ref Univ Facs Life Univ, Ser A (a)	5.00%	11/01/27	257,751
				714,272
	Guam – 1.8%
100,000	Guam Govt Business Privilage Tax Rev Ref, Ser D	5.00%	11/15/32	109,080
305,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	314,897
				423,977
	Illinois – 1.9%
180,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	183,195
35,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	32,256
105,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	89,840
120,000	IL St, Ser A	4.00%	01/01/25	121,663
				426,954
	Ohio – 0.7%
170,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.38%	06/01/24	161,264
	Puerto Rico – 0.7%
165,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	170,544
	Wisconsin – 1.2%
250,000	Public Fin Auth WI Rev Sr Md Proton Treatment Ctr, Ser A-1 (a)	6.13%	01/01/33	268,427

Total Investments – 98.4%	22,738,528
(Cost $22,047,214) (e)
Net Other Assets and Liabilities – 1.6%	367,923
Net Assets – 100.0%	$23,106,451

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	3	Jun 2019	$ (371,016)	$(5,718)
U.S. Treasury Ultra 10-Year Notes	Short	9	Jun 2019	(1,186,031)	(2,594)
Total Futures Contracts				$(1,557,047)	$(8,312)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2019, securities noted as such amounted to $5,101,106 or 22.1% of net assets.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
(d)	Zero coupon bond.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $704,673 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,671. The net unrealized appreciation was $683,002. The amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows:
ASSETS TABLE
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 22,738,528	$ —	$ 22,738,528	$ —
LIABILITIES TABLE
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (8,312)	$ (8,312)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of April 30, 2019, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$102.37	$253,853	$255,915	1.11%
CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G, 5.00%, 06/01/37	12/05/17	$300,000	105.08	313,733	315,243	1.36
				$567,586	$571,158	2.47%

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.5%
	Alabama – 1.6%
$500,000	Tuscaloosa Cnty AL Indl Dev Auth Gulf Opportunity Zone Ref Hunt Refining Proj, Ser A (a)	4.50%	05/01/32	$527,710
250,000	Tuscaloosa Cnty AL Indl Dev Auth Gulf Opportunity Zone Ref Hunt Refining Proj, Ser A (a)	5.25%	05/01/44	268,233
				795,943
	Arizona – 5.7%
750,000	AZ St Indl Dev Auth Edu Rev Doral Academy Nevada Fire Mesa & Red Rock Campus Proj, Ser A (a)	5.00%	07/15/39	803,047
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Campus Proj, Ser A (a)	5.00%	12/15/39	425,900
255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	4.00%	07/01/27	263,428
150,000	AZ St Indl Dev Auth Sr Living Rev 2nd Tier Great Lakes Sr Living Cmntys Proj, Ser B	5.00%	01/01/43	160,863
100,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	116,785
400,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	402,428
345,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	5.50%	10/01/27	381,122
200,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	6.00%	10/01/37	222,292
				2,775,865
	California – 6.6%
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	485,780
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	237,851
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	249,285
500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	497,310
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	622,699
300,000	Morongo Band Of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	326,772
700,000	Oroville CA Rev Oroville Hosp	5.25%	04/01/34	816,662
				3,236,359
	Colorado – 5.8%
735,000	Broadway Station Met Dist No 2 Co, Ser A	5.00%	12/01/35	748,171
500,000	Crowfoot Vly Ranch Met Dist #2 CO, Ser A	5.63%	12/01/38	504,270
500,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	509,160
500,000	North Park Met Dist #1 Spl Rev, Ser A-2	5.13%	12/01/28	522,480
500,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/34	560,625
				2,844,706
	Connecticut – 2.9%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	296,350
250,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	285,595
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	285,272
500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Limited (a)	5.00%	04/01/39	535,720
				1,402,937
	Delaware – 1.3%
600,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	631,986

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida – 7.7%
$500,000	Capital Region FL Cdd Rev Ref Capital Impt, Ser A-1	4.13%	05/01/23	$501,270
140,000	Capital Trust Agy FL Eductnl Facs Rev Viera Chrt Schs Inc Proj, Ser A (a)	5.00%	10/15/37	146,476
750,000	FL Dev Fin Corp Surface Transprtn Fac Rev Ref Virgin Trains USA Passenger Rail Proj, Ser A, AMT (Mandatory put 01/01/26) (a)	6.38%	01/01/49	770,422
85,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	96,132
160,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	183,010
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	277,525
500,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	5.25%	11/01/39	513,815
250,000	Stoneybrook FL S Cdd Spl Assmnt 2019 Assmnt Area South At Championsgate	3.50%	06/15/24	250,515
310,000	Stoneybrook FL S Cdd Spl Assmnt 2019 Assmnt Area South At Championsgate	4.00%	06/15/30	311,578
255,000	Trout Creek Cdd FL Capital Impt Rev (b)	5.38%	05/01/38	265,996
440,000	W Vlgs FL Impt Dist Spl Assmt Unit Dev #7 Master Infrastructure	4.25%	05/01/29	441,483
				3,758,222
	Georgia – 2.2%
250,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.50%	12/01/28	254,308
300,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.75%	12/01/33	303,690
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	59,503
400,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	476,892
				1,094,393
	Guam – 1.1%
250,000	Guam Govt Business Privilege Tax Rev Ref, Ser-D	5.00%	11/15/35	269,852
235,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	242,626
				512,478
	Idaho – 1.1%
300,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	4.00%	11/15/27	305,883
200,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	5.00%	11/15/32	208,748
				514,631
	Illinois – 10.3%
275,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	245,212
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	327,780
855,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	870,176
100,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	103,332
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	468,220
400,000	Chicago IL Ref 2003B	5.25%	01/01/29	437,176
20,000	Chicago IL Ref, Ser C	5.00%	01/01/25	20,934
260,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	214,573
450,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	464,283
75,000	IL St	5.00%	04/01/24	81,273
165,000	IL St	5.00%	06/01/27	180,933
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	278,615
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	276,750
15,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	16,310
230,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	262,439

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$530,000	IL St, Ser D	5.00%	11/01/24	$578,723
200,000	IL St, Ser D	5.00%	11/01/26	220,264
				5,046,993
	Indiana – 3.6%
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	256,930
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (d)	5.25%	07/01/28	209,528
10,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.00%	11/15/23	10,667
600,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	606,846
700,000	Terre Haute IN Mf Hsg Rev Silver Birch Of Terre Haute Proj	5.10%	01/01/32	693,518
				1,777,489
	Iowa – 1.1%
490,000	IA St Fin Auth Sr Hsg Rev Northcrest Inc Proj, Ser A	5.00%	03/01/28	534,815
	Kansas – 0.7%
300,000	Wichita KS Hlth Care Facs Rev Ref Presbyterian Manors, Ser I	5.00%	05/15/28	324,720
	Louisiana – 0.5%
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	237,846
	Massachusetts – 2.7%
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	543,415
620,000	MA St Dev Fin Agy Rev Ref Lawrence General Hosp	5.00%	07/01/26	698,814
50,000	MA St Federal Highway Ref Subordinate Rev, Ser A	5.00%	06/15/24	56,612
				1,298,841
	Michigan – 1.9%
300,000	Detroit MI Downtown Dev Auth Tax Increment Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	329,223
500,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	573,285
				902,508
	Minnesota – 1.6%
350,000	Duluth MN Indep Sch Dist #709 Cops Ref, Ser B	5.00%	02/01/28	414,932
150,000	Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg Proj (a)	3.80%	08/01/27	152,755
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	113,416
100,000	Saint Paul MN Hsg & Redev Auth Mf Hsg Rev Pioneer Press Apts Proj, Ser B (Mandatory put 11/01/20) (a)	3.38%	05/01/21	99,834
				780,937
	Missouri – 0.0%
10,000	MO St Hlth & Eductnl Facs Auth Med Research Lutheran Svcs, Ser A	5.00%	02/01/29	11,172
	Montana – 0.8%
350,000	Missoula MT Wtr Sys Rev, Ser A	4.00%	07/01/37	381,063
	Nevada – 0.7%
315,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/25	362,430
	New Jersey – 3.5%
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	113,066
520,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transn Sys, Ser C, AMBAC	(c)	12/15/25	426,702

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$500,000	NJ St Transprtn Trust Fund Auth Ref Transptrn Sys, Ser A	5.00%	12/15/30	$573,965
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	593,110
				1,706,843
	New York – 2.0%
505,000	Build NYC Resource Corp NY Sol Wst Disp Rev Ref Pratt Paper Inc Proj, AMT (a)	5.00%	01/01/35	545,269
250,000	Westchester Co NY Local Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/29	291,847
100,000	Westchester Co NY Local Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	114,928
				952,044
	North Carolina – 0.4%
175,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/27	195,064
	Ohio – 3.5%
720,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.13%	06/01/24	676,822
530,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.38%	06/01/24	502,763
500,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.00%	12/01/28	550,960
				1,730,545
	Oklahoma – 0.6%
125,000	Comanche Cnty OK Hosp Auth Rev Ref	5.00%	07/01/29	135,013
150,000	OK St Dev Fin Auth Hlthsys Rev Ou Medicine Proj, Ser B	5.00%	08/15/26	173,953
				308,966
	Oregon – 0.7%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods At Marylhurst Inc Proj, Ser A	5.00%	05/15/26	320,151
25,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	25,736
				345,887
	Pennsylvania – 2.8%
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/32	352,011
100,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	107,694
440,000	Lancaster Cnty PA Hosp Auth Ref United Zion Retmnt Cmnty, Ser A	5.00%	12/01/32	468,235
15,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Philadelphia Presbytery Homes Inc Proj	5.00%	12/01/32	16,326
350,000	PA St Turnpike Commission Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/30	409,360
10,000	PA St Turnpike Commission Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	11,228
				1,364,854
	Puerto Rico – 1.3%
195,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	201,552
717,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/31	428,329
				629,881

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina – 1.9%
$230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	$238,363
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes Of SC Inc	5.00%	05/01/37	531,120
135,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes Of SC Inc	5.00%	05/01/42	141,338
				910,821
	Tennessee – 2.9%
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	27,857
440,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/36	514,972
500,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	530,105
300,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	351,561
				1,424,495
	Texas – 7.1%
50,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	54,345
500,000	Hackberry TX Spl Assmnt Rev Rivendale Lake Pub Impt Dist #2 Phases 4-6 Proj	4.13%	09/01/27	504,425
525,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	538,618
545,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	4.50%	09/01/28	544,766
600,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/37	703,548
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	297,893
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A	5.00%	04/01/25	529,865
250,000	TX St Transprtn Commission Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	279,908
				3,453,368
	Utah – 1.2%
500,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A	5.00%	06/15/35	568,500
	Virginia – 2.2%
500,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Pinnacle Living, Ser A	5.00%	06/01/39	533,425
500,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	5.00%	01/01/34	540,825
				1,074,250
	Washington – 2.9%
500,000	Grays Harbor Cnty WA Pub Hosp Dist #1 Hosp Rev Pub Hosp Dt, BANS	3.00%	08/01/19	499,985
600,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	657,804
230,000	WA St Hlth Care Facs Auth Ref Fred Hutchinson Cancer Research Ctr	5.00%	01/01/26	268,309
				1,426,098
	Wisconsin – 4.6%
500,000	Pub Fin Auth WI Chrt Sch Rev Limited American Prep Academy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	518,350

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	$184,773
455,000	Pub Fin Auth WI Retmnt Fac Rev Ref Whitestone Retmnt Facs 1st Mortgage Rev Bonds (a)	4.00%	03/01/27	471,394
750,000	Public Fin Auth WI Rev Sr Md Proton Treatment Ctr, Ser A-1 (a)	6.13%	01/01/33	805,282
250,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	288,152
				2,267,951

Total Investments – 97.5%	47,585,901
(Cost $46,362,527) (e)
Net Other Assets and Liabilities – 2.5%	1,196,763
Net Assets – 100.0%	$48,782,664
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	9	Jun 2019	$ (1,113,047)	$(15,125)
U.S. Treasury Ultra 10-Year Notes	Short	13	Jun 2019	(1,713,156)	(3,844)
Total Futures Contracts				$(2,826,203)	$(18,969)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2019, securities noted as such amounted to $12,941,601 or 26.5% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,264,387 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $59,982. The net unrealized appreciation was $1,204,405. The amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
NATL-RE	National Public Finance Guarantee Corp.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows:
ASSETS TABLE
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 47,585,901	$ —	$ 47,585,901	$ —
LIABILITIES TABLE
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (18,969)	$ (18,969)	$ —	$ —

*	See Portfolio of Investments for state breakout.

Restricted Securities
As of April 30, 2019, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	8/31/2018	$200,000	$104.76	$202,152	$209,528	0.43%
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 4.50%, 09/01/28	5/4/2018	$545,000	99.96	539,819	544,766	1.12
				$741,971	$754,294	1.55%

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 96.8%
	Alabama – 0.6%
$100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	$114,922
	California – 3.0%
50,000	Abag CA Fin Auth For Nonprofit Corps Ref Eskaton Properties Inc	5.00%	11/15/19	50,755
500,000	CA St Stwd Cmntys Dev Auth Hosp Rev Methodist Hosp Of Southern CA Proj	5.00%	01/01/21	525,040
				575,795
	Colorado – 1.5%
165,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/20	173,347
100,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/21	107,433
				280,780
	Connecticut – 1.9%
245,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/22	268,777
100,000	CT St Spl Tax Oblig Rev Ref Transn Infrastructure, Ser C	4.00%	11/01/20	103,356
				372,133
	Florida – 7.9%
290,000	Beach Rd Golf Estates Cmnty Dev Dist FL Spl Assmt	3.50%	11/01/20	291,905
385,000	Citizens Property Insurance Corp FL Sr Secured, Ser A-1	5.00%	06/01/20	398,329
220,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/21	223,342
230,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref-Assmt Area, Ser 1	3.50%	05/01/22	234,253
60,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg Of Isle Proj	4.00%	01/01/20	60,488
310,000	W Vlgs FL Impt Dist Spl Assmt Unit Dev #7 Master Infrastructure	4.00%	05/01/24	310,604
				1,518,921
	Georgia – 2.0%
100,000	GA St Ref, Ser C	5.00%	07/01/21	107,256
240,000	Main Street Natural Gas Inc, GA Gas Supply Rev, Ser A	5.00%	05/15/25	272,846
				380,102
	Hawaii – 2.2%
400,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser B	5.00%	07/01/20	415,752
	Illinois – 8.4%
400,000	Chicago IL Brd Of Edu Ref, Ser C	5.00%	12/01/22	424,160
50,000	Chicago IL Brd Of Edu Ref, Ser F	5.00%	12/01/21	51,546
55,000	Chicago IL Ref, Ser C, CABS	(a)	01/01/25	45,390
200,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	206,348
250,000	IL St	5.00%	03/01/22	265,555
50,000	IL St Ref	5.00%	08/01/21	52,684
200,000	IL St, Ser D	5.00%	11/01/20	207,572
360,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/20	373,032
				1,626,287
	Indiana – 4.9%
500,000	Center Grove IN Cmnty Sch Corp, Ser B	4.00%	01/01/20	506,420
215,000	IN St Bond Bank Spl Program Gas Rev, Ser A	5.25%	10/15/21	231,067
200,000	IN St Fin Auth Hosp Rev Ref-Methodist Hosps Inc, Ser A	5.00%	09/15/19	201,782
				939,269

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky – 3.8%
$90,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlth Care Inc, Ser B, NATL-RE	(a)	10/01/25	$75,668
250,000	KY St Econ Dev Fin Auth Ref Hosp Rev Owensboro Hlth Inc Oblig Grp, Ser B	5.00%	06/01/21	262,413
20,000	KY St Econ Dev Fin Auth Ref-Owensboro Hlth, Ser A	5.00%	06/01/25	22,490
350,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	12/01/21	364,654
				725,225
	Massachusetts – 3.3%
400,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/20	416,128
200,000	MA St Dev Fin Agy Rev Umass Darthmouth Student Hsg Proj	5.00%	10/01/21	212,994
				629,122
	Minnesota – 3.1%
600,000	Minneapolis MN Mf Rev Riverside Home Proj, Ser B (Mandatory put 05/01/20)	3.75%	11/01/21	600,996
	Nebraska – 2.3%
420,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	454,108
	Nevada – 0.7%
125,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	145,424
	New Jersey – 4.5%
185,000	NJ St Econ Dev Auth Spl Fac Rev Continental Airls Inc Pj	4.88%	09/15/19	186,611
255,000	NJ St Transprtn Trust Fnd Auth Transn Sys, Ser B, NATL-RE	5.50%	12/15/20	269,020
150,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser A	5.00%	06/15/22	158,766
250,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/20	258,200
				872,597
	New York – 2.2%
400,000	Met Transprtn Auth NY Rev Transptrn, Ser C-2, BANS	5.00%	09/01/21	427,876
	North Dakota – 5.1%
500,000	W Fargo ND Ref & Impt Temp	2.15%	05/01/21	500,085
460,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	492,177
				992,262
	Ohio – 2.8%
500,000	Lucas Cnty OH Hosp Rev Ref Promedica Hlthcare, Ser D	5.00%	11/15/21	533,475
	Oklahoma – 2.8%
495,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/22	539,605
	Pennsylvania – 10.2%
280,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	4.00%	07/01/22	288,638
295,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/23	317,202
500,000	Lancaster PA Ref, BAM	5.00%	05/01/25	585,965
100,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/23	108,400
200,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	3.00%	12/01/21	200,944
345,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	4.00%	12/01/22	357,720
100,000	PA St Turnpike Commission Turnpike Rev Sub, Ser A	5.00%	12/01/21	107,773
				1,966,642
	Tennessee – 4.4%
150,000	Jackson TN Hosp Rev Ref, West TN Healthcare, Ser A	5.00%	04/01/20	154,178

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$600,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	$636,126
50,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/21	52,203
				842,507
	Texas – 11.6%
200,000	Austin TX Indep Sch Dist Ref, Ser A	4.50%	08/01/20	207,054
575,000	Austin TX Indep Sch Dist Ref, Ser A	5.00%	08/01/20	598,811
175,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/21	184,525
125,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	137,034
145,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	158,959
110,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept Hotel Tax	5.00%	09/01/20	114,769
75,000	N TX Tollway Auth Rev Ref Sys 1st Tier, Ser A	5.00%	01/01/20	76,651
215,000	Oak Point TX Spl Assmnt Rev Wildridge Pub Impt Dist #1 Impt Area #2 Proj Accd Inv (b)	3.50%	09/01/23	216,139
500,000	TX St Pub Fin Auth Ref Sthrn Univ Fing Sys, BAM	5.00%	11/01/21	534,370
				2,228,312
	Vermont – 0.8%
140,000	Burlington VT, Ser B	5.00%	11/01/21	150,296
	Washington – 3.1%
600,000	King Cnty WA Swr Rev Sub (Mandatory put 12/01/21)	2.60%	01/01/43	605,676
	Wisconsin – 3.7%
500,000	Baraboo WI Sch Dist Tax & Rev Anticipation Promissory Notes	3.00%	09/19/19	501,735
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	208,736
				710,471

Total Investments – 96.8%	18,648,555
(Cost $18,414,963) (c)
Net Other Assets and Liabilities – 3.2%	618,186
Net Assets – 100.0%	$19,266,741

(a)	Zero coupon bond.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P.. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2019, securities noted as such amounted to $216,139 or 1.1% of net assets.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $233,592 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $233,592.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
NATL-RE	National Public Finance Guarantee Corp.

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 18,648,555	$ —	$ 18,648,555	$ —

*	See Portfolio of Investments for state breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.5%
	Alabama – 2.6%
$500,000	Jefferson Cnty AL Ref Warrants, Ser B	5.00%	04/01/21	$528,310
	California – 0.3%
50,000	Abag CA Fin Auth For Nonprofit Corps Ref Eskaton Properties Inc	5.00%	11/15/19	50,755
	Colorado – 1.1%
100,000	CO St Hlth Facs Auth Rev Ref Evangelical Lutheran Good Samaritan Soc Proj, Ser A	4.00%	06/01/19	100,166
125,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/19	127,335
				227,501
	Connecticut – 4.6%
500,000	Capital City CT Econ Dev Auth Pkg & Energy Fee Rev Adj, Ser B (a)	2.51%	06/15/34	500,000
270,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/19	274,647
150,000	CT St Ref, Ser G	5.00%	11/01/19	152,440
				927,087
	Delaware – 2.0%
400,000	Univ Of Delaware DE Rev Variable, Ser C (a)	2.31%	11/01/37	400,000
	Florida – 5.1%
500,000	Charlotte Cnty FL Sch Dist Tans	4.00%	06/28/19	501,660
300,000	Miami Dade Cnty FL Wtr & Swr Rev Ref Sys, Ser B, AGM	5.25%	10/01/19	304,467
210,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/20	211,827
				1,017,954
	Georgia – 1.3%
100,000	Main Street Natural Gas Inc GA Gas Supply Rev, Ser A	5.00%	05/15/20	102,892
150,000	Priv Clgs & Univs Auth GA Mercer Univ, Ser A	5.00%	10/01/19	151,811
				254,703
	Illinois – 7.3%
105,000	Adams Cnty IL Sch Dist #172, BAM	4.00%	02/01/20	106,476
320,000	Chicago IL Brd Of Edu Cap Apprec-Sch Reform, Ser B-1, NATL-RE	(b)	12/01/20	305,318
100,000	IL St Ref	5.00%	01/01/20	101,799
130,000	IL St Sales Tax Rev Build IL	5.00%	06/15/20	134,029
400,000	IL St Sales Tax Rev Build IL, Ser B	5.00%	06/15/19	401,384
400,000	IL St, Ser D	5.00%	11/01/20	415,144
				1,464,150
	Indiana – 7.5%
500,000	Center Grove IN Cmnty Sch Corp, Ser B	4.00%	01/01/20	506,420
500,000	IN St Fin Auth Econ Dev Rev Ref Republic Svcs Inc Proj, Ser A, AMT (Mandatory put 06/03/19)	2.10%	05/01/34	500,085
500,000	IN St Fin Auth Hosp Rev Ref-Methodist Hosps Inc, Ser A	5.00%	09/15/19	504,455
				1,510,960
	Kansas – 1.1%
225,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	2.00%	09/01/21	225,630
	Kentucky – 2.3%
350,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	06/01/20	356,566
100,000	Lewis Cnty KY Sch Dist Fin Corp, Ser B	2.25%	06/01/22	100,798
				457,364

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana – 3.0%
$600,000	Saint James Parish LA Rev Var Nucor Steel LA, Ser A-1 (a)	2.57%	11/01/40	$600,000
	Massachusetts – 8.7%
500,000	Fall River MA, BANS	3.50%	02/07/20	507,085
500,000	Lowell MA, BANS	4.00%	06/21/19	501,480
500,000	Lynn MA Deficit Fing Bonds, Ser B, BANS	3.25%	09/01/19	502,300
220,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/20	228,870
				1,739,735
	Minnesota – 2.7%
350,000	Brooklyn Center MN Mf Hsg Dev Rev Unity Pl Proj (Mandatory put 12/01/20)	1.95%	12/01/21	350,116
200,000	Minneapolis MN Mf Rev Riverside Homes Proj, Ser A (Mandatory put 05/01/20)	2.40%	11/01/21	200,492
				550,608
	Mississippi – 1.5%
305,000	MS St Dev Bank Spl Oblg Jackson Pub Sch Dist Go Bond Proj	4.00%	10/01/19	307,864
	Missouri – 1.5%
300,000	MO St Hlth & Eductnl Facs Auth Variable Ascension Hlth Seniorcredit Grp, Ser C4 (a)	2.42%	11/15/26	300,000
	Nebraska – 1.1%
225,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/19	226,987
	New Hampshire – 3.0%
600,000	NH St Hlth & Edu Facs Auth Rev Var Univ Sys NH, Ser A-1 (a)	2.30%	07/01/35	600,000
	New Jersey – 1.8%
60,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/20	61,968
250,000	NJ St Sports & Exposition Auth Ref, Ser A	4.00%	09/01/19	251,548
50,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/20	51,640
				365,156
	New Mexico – 2.5%
500,000	Farmington NM Poll Control Rev Ref Pub Svc Company Proj, Ser B, Remk (Mandatory put 06/01/22)	2.13%	06/01/40	497,850
	New York – 11.8%
115,000	Met Transprtn Auth NY Rev, Ser B-1A, BANS	5.00%	05/15/20	118,794
500,000	Met Transprtn Auth NY Rev, Ser C-2B, BANS	4.00%	05/15/19	500,450
300,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adj, Ser C (a)	2.47%	06/15/33	300,000
100,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var, Subser B-3 (a)	2.31%	06/15/25	100,000
600,000	New York NY Adjustable Fiscal 2015, Subser F-6 (a)	2.30%	06/01/44	600,000
250,000	NY St Hsg Fin Agy Variable Ref Affordable Hsg, Ser F, Bid Grp 2 (Mandatory put 05/01/20)	1.80%	05/01/50	249,925
500,000	Suffolk Cnty NY Tans, Ser I	4.00%	09/26/19	504,710
				2,373,879
	North Dakota – 3.6%
500,000	W Fargo ND Ref & Impt Temp	2.15%	05/01/21	500,085
230,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/19	231,281
				731,366

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania – 10.4%
$185,000	Central Greene PA Sch Dist Ref, Ser B, BAM	5.00%	02/15/20	$189,904
445,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	4.00%	07/01/19	446,086
100,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	3.00%	12/01/19	100,394
500,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Waste Mgmt Inc Proj, AMT (Mandatory put 07/01/19)	2.25%	07/01/41	500,275
250,000	PA St Econ Dev Fingauth Rev PA Bridges Finco Lp	5.00%	12/31/19	254,547
100,000	Philadelphia PA Ref, Ser A, AGC	4.25%	08/01/19	100,621
210,000	Philadelphia PA Wtr & Wstwtr Rev Ref, Ser B	5.00%	11/01/19	213,480
275,000	State Pub Sch Bldg Auth PA Lease Rev Ref Sch Philadelphia Sch Dist Proj, Ser A	5.00%	06/01/19	275,671
				2,080,978
	Texas – 7.5%
105,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/20	108,258
155,000	Montgomery Cnty TX Muni Utility Dist #67 Ref	5.00%	09/01/19	156,685
500,000	TX St A&M Univ Rev Fing Sys, Ser A	5.00%	05/15/25	500,620
200,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/19	203,558
535,000	TX St Trans	4.00%	08/29/19	538,884
				1,508,005
	Vermont – 0.7%
130,000	Burlington VT, Ser B	5.00%	11/01/19	132,063
	Wisconsin – 2.5%
500,000	Baraboo WI Sch Dist Tax & Rev Anticipation Promissory Notes	3.00%	09/19/19	501,735

Total Investments – 97.5%	19,580,640
(Cost $19,544,382) (c)
Net Other Assets and Liabilities – 2.5%	491,972
Net Assets – 100.0%	$20,072,612

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	Zero coupon bond.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $37,354 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,096. The net unrealized appreciation was $36,258.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 19,580,640	$ —	$ 19,580,640	$ —

*	See Portfolio of Investments for state breakout.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.